Note 8 - Leases	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements
Lessee, Operating and Finance Leases Disclosure [Text Block]
(8)	Leases

The Company has an operating lease agreement for approximately 34,000 square feet of office, manufacturing and warehouse space in Plano, Texas (near Dallas). The lease term expires on November 30, 2024.

The Company has an operating lease for approximately 36,000 square feet of warehouse space in Roanoke, Virginia. During fiscal year 2023, the lease term was extended for an additional three years. The new expiration date is April 30, 2026.

The Company also leases certain office equipment under operating leases with initial 60 month terms. The lease terms expire in February and April of 2025.

OCC leases printers that are used in the Roanoke, Virginia manufacturing facility. The lease term expires on August 22, 2026. The right-of-use asset is being amortized on a straight line basis over seven years. When the lease term ends, the remaining net book value of the right-of-use asset will be classified as property and equipment.

The Company’s lease contracts may include options to extend or terminate the lease. The Company exercises judgment to determine the term of those leases when such options are present and includes such options in the calculation of the lease term when it is reasonably certain that it will exercise those options.

The Company includes contract lease components in its determination of lease payments, while non-lease components of the contracts, such as taxes, insurance, and common area maintenance, are expensed as incurred. At commencement, right-of-use assets and lease liabilities are measured at the present value of future lease payments over the lease term. The Company uses its incremental borrowing rate based on information available at the time of lease commencement to measure the present value of future payments.

Operating lease expense is recognized on a straight-line basis over the lease term. Short term leases with an initial term of 12 months or less are expensed as incurred. The Company’s short term leases have month-to-month terms.

Optical Cable Corporation (OCC)

Operating lease right-of-use assets of $596,578 and $662,328 were included in other assets at October 31, 2023 and 2022, respectively. Operating lease liabilities of $414,159 and $227,925, respectively, were included in accounts payable and accrued expenses, and other noncurrent liabilities at October 31, 2023. Operating lease liabilities of $355,183 and $374,570, respectively, were included in accounts payable and accrued expenses, and other noncurrent liabilities at October 31, 2022. Operating lease expense for the fiscal years ended October 31, 2023, 2022 and 2021 was $430,765, $413,333 and $407,235, respectively.

The weighted average remaining lease term for the operating leases is 21 months and the weighted average discount rate is 7.3% as of October 31, 2023.

For the fiscal years ended October 31, 2023 and 2022, cash paid for operating lease liabilities totaled $439,016 and $432,485, respectively. For the fiscal years ended October 31, 2023 and 2022, there were no right-of-use assets obtained in exchange for new operating lease liabilities.

Finance lease right-of-use assets of $141,342 and $170,839 were included in other assets at October 31, 2023 and 2022, respectively. Finance lease liabilities of $37,459 and $93,451, respectively, were included in accounts payable and accrued expenses and other noncurrent liabilities at October 31, 2023. Finance lease liabilities of $35,724 and $130,911, respectively, were included in accounts payable and accrued expenses and other noncurrent liabilities at October 31, 2022. Interest expense related to the finance lease totaled $7,144 and $8,798, respectively, for the fiscal years ended October 31, 2023 and 2022. Amortization expense related to the finance lease totaled $29,497 for the fiscal years ended October 31, 2023 and 2022.

The remaining lease term for the finance lease is 34 months and the discount rate is 4.75% as of October 31, 2023.

For the fiscal year ended October 31, 2023, cash paid for the finance lease liability totaled $7,144 and $35,724 for interest and principal, respectively. For the fiscal years ended October 31, 2022, cash paid for the finance lease liability totaled $8,798 and $34,069 for interest and principal, respectively.

The Company’s future payments due under leases reconciled to the lease liabilities are as follows:

Fiscal Year	Operating leases	Finance lease
2024	$448,298	$42,868
2025	177,997	42,868
2026	63,644	55,715
Total undiscounted lease payments	689,939	141,451
Present value discount	(47,855)	(10,541)
Total lease liability	$642,084	$130,910